FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
Hedging components of other comprehensive income (“OCI”):

	2017	2016

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$(6,076)	$161
Commodity price risk	11,087	33,963
Interest rate risk	425	11,678

Income taxes	60	(3)

Amounts reclassified from OCI to inventory, related to commodity price risk	(33,294)	(4,356)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, and included in:
Net sales	1,626	19
Cost of sales	(1,042)	—
Selling, general and administrative expenses	(2,087)	(668)
Financial expenses, net (1)	2,234	(1,295)
Income taxes	(4)	19
Cash flow hedging (loss) gain	$(27,071)	$39,518
(1) The amount reclassified from OCI to net earnings related to interest rate risk was not significant for the year ended December 31, 2017.

Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 31, 2017	January 1, 2017

Financial assets
Amortized cost:
Cash and cash equivalents	$52,795	$38,197
Trade accounts receivable	243,365	277,733
Financial assets included in prepaid expenses, deposits and other current assets	28,711	22,722
Long-term non-trade receivables included in other non-current assets	2,781	476
Derivative financial instruments designated as effective hedging instruments included in prepaid expenses, deposits and other current assets	15,688	32,572
Derivative financial instruments included in prepaid expenses, deposits and other current assets - total return swap	1,232	—

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities	$255,832	$231,927
Long-term debt - bearing interest at variable rates	430,000	400,000
Long-term debt - bearing interest at fixed rates (1)	200,000	200,000
Derivative financial instruments designated as effective hedging instruments included in accounts payable and accrued liabilities	2,644	1,515
Derivative financial instruments included in accounts payable and accrued liabilities - total return swap	—	620
(1) The fair value of the long-term debt bearing interest at fixed rates was $197.6 million as at December 31, 2017 (January 1, 2017 - $192.5 million).

Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding as at December 31, 2017:

					Carrying and fair value
Notional					Prepaid expenses,
amount of			Fixed	Floating	deposits and other
borrowings	Maturity date	Pay / Receive	rate	rate	current assets
Cash flow hedges:
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$5,617
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	2,787
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	3,750
$250,000					$12,154
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 31, 2017:

				Carrying and fair value		Maturity
	Notional			Prepaid	Accounts
	foreign			expenses,	payable
	currency	Average	Notional	deposits and	and
	amount	exchange	U.S. $	other current	accrued	0 to 12
	equivalent	rate	equivalent	assets	liabilities	months
Cash flow hedges:
Forward foreign exchange contracts:
Sell GBP/Buy USD	28,290	1.3207	$37,363	$—	$(859)	$(859)
Sell EUR/Buy USD	31,625	1.1866	37,526	64	(687)	(623)
Sell CAD/Buy USD	45,596	0.7845	35,768	62	(629)	(567)
Buy CAD/Sell USD	52,425	0.7747	40,613	1,189	(26)	1,163
Sell AUD/Buy USD	7,542	0.7608	5,738	6	(142)	(136)
Buy MXN/Sell USD	145,025	0.0515	7,472	—	(280)	(280)
Sell MXN/Buy USD	19,040	0.0491	935	—	(21)	(21)
			$165,415	$1,321	$(2,644)	$(1,323)
The following table summarizes the Company's commodity contracts outstanding as at December 31, 2017:

			Carrying and fair value	Maturity
			Prepaid expenses,
			deposits and other	0 to 12
	Type of commodity	Notional amount	current assets	months
Cash flow hedges:

Forward contracts	Cotton	20,232 pounds	$507	$507
Swap and collar contracts	Energy	144 barrels	1,706	1,706
			$2,213	$2,213

Disclosure of detailed information about financial expenses, net
Financial expenses, net:

	2017	2016

Interest expense on financial liabilities recorded at amortized cost (1)	$17,126	$12,568
Bank and other financial charges	8,025	6,348
Interest accretion on discounted provisions	311	336
Foreign exchange (gain) loss	(1,276)	434
	$24,186	$19,686

(1) Net of capitalized borrowing costs of $1.2 million (2016 - $0.2 million).

Disclosure of detailed information about hedged items [text block]
The following table summarizes the Company’s hedged items as at December 31, 2017:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)
Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$1,658	$(1,658)
Forecast expenses	—	—	(883)	883

Commodity risk:
Forecast purchases	—	—	(2,213)	2,213

Interest rate risk:
Forecast interest payments	—	—	(12,102)	12,102
	$—	$—	$(13,540)	$13,540